PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Changes in the OPEB Obligation and Changes in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets greater (less) than discount rate	$ 150	$ 659
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,432
Balance at end of the period	1,184	1,432
Present value of the wholly or partly funded obligation	(29)	(34)
Fair value of plan assets	6	6
Net present value of the wholly or partly funded obligation	(23)	(28)
Present value of the unfunded obligation	(1,161)	(1,404)
Net amount recognized	(1,184)	(1,432)
Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,438	4,294
Current service cost	9	85
Interest cost (income)	25	122
Past service cost - Plan amendments	(57)	(1)
Past service cost - Curtailments	(7)	(3)
Plan participants’ contribution		(23)
Actuarial (gain) loss	(111)	113
Demographic assumptions	(1)	(39)
Financial assumptions	(66)	266
Experience adjustment	(44)	(114)
Benefits paid	(82)	(208)
Divestments (note 2.3.1)		3,024
Foreign currency exchange rate differences and other movements	(25)	31
Balance at end of the period	1,190	1,438
Net amount recognized	(1,190)	(1,438)
Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(6)	(502)
Interest cost (income)		(12)
Plan participants’ contribution		23
Return on plan assets greater (less) than discount rate	1	11
Employer contribution		(32)
Benefits paid	1	22
Divestments (note 2.3.1)		(489)
Foreign currency exchange rate differences and other movements		(1)
Balance at end of the period	(6)	(6)
Net amount recognized	6	6
United States | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	28
Balance at end of the period	27	28
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(27)	(28)
Net amount recognized	(27)	(28)
United States | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	28	2,976
Current service cost	0	44
Interest cost (income)	1	91
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0	(3)
Plan participants’ contribution		(23)
Actuarial (gain) loss	(1)	46
Demographic assumptions	0	(39)
Financial assumptions	0	170
Experience adjustment	(1)	(85)
Benefits paid	(1)	(131)
Divestments (note 2.3.1)		3,024
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	27	28
Net amount recognized	(27)	(28)
United States | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	(496)
Interest cost (income)		(12)
Plan participants’ contribution		23
Return on plan assets greater (less) than discount rate	0	11
Employer contribution		(32)
Benefits paid	0	21
Divestments (note 2.3.1)		(489)
Foreign currency exchange rate differences and other movements		0
Balance at end of the period	0	0
Net amount recognized	0	0
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	742
Balance at end of the period	661	742
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(661)	(742)
Net amount recognized	(661)	(742)
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	742	688
Current service cost	(1)	10
Interest cost (income)	18	19
Past service cost - Plan amendments	1	(1)
Past service cost - Curtailments	0	0
Plan participants’ contribution		0
Actuarial (gain) loss	(66)	41
Demographic assumptions	(2)	0
Financial assumptions	(55)	54
Experience adjustment	(9)	(13)
Benefits paid	(34)	(30)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	1	15
Balance at end of the period	661	742
Net amount recognized	(661)	(742)
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)		0
Plan participants’ contribution		0
Return on plan assets greater (less) than discount rate	0	0
Employer contribution		0
Benefits paid	0	0
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements		0
Balance at end of the period	0	0
Net amount recognized	0	0
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	584
Balance at end of the period	417	584
Present value of the wholly or partly funded obligation	(29)	(34)
Fair value of plan assets	6	6
Net present value of the wholly or partly funded obligation	(23)	(28)
Present value of the unfunded obligation	(394)	(556)
Net amount recognized	(417)	(584)
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	590	546
Current service cost	7	27
Interest cost (income)	2	7
Past service cost - Plan amendments	(58)	0
Past service cost - Curtailments	(7)	0
Plan participants’ contribution		0
Actuarial (gain) loss	(43)	26
Demographic assumptions	1	0
Financial assumptions	(5)	37
Experience adjustment	(39)	(11)
Benefits paid	(44)	(37)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	(24)	21
Balance at end of the period	423	590
Net amount recognized	(423)	(590)
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(6)	(6)
Interest cost (income)		0
Plan participants’ contribution		0
Return on plan assets greater (less) than discount rate	1	0
Employer contribution		0
Benefits paid	1	1
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements		(1)
Balance at end of the period	(6)	(6)
Net amount recognized	6	6
Other | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	78
Balance at end of the period	79	78
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(79)	(78)
Net amount recognized	(79)	(78)
Other | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	78	84
Current service cost	3	4
Interest cost (income)	4	5
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0	0
Plan participants’ contribution		0
Actuarial (gain) loss	(1)	0
Demographic assumptions	0	0
Financial assumptions	(6)	5
Experience adjustment	5	(5)
Benefits paid	(3)	(10)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	(2)	(5)
Balance at end of the period	79	78
Net amount recognized	(79)	(78)
Other | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)		0
Plan participants’ contribution		0
Return on plan assets greater (less) than discount rate	0	0
Employer contribution		0
Benefits paid	0	0
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements		0
Balance at end of the period	0	0
Net amount recognized	$ 0	$ 0